Description of Business	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Description of Business
1. Description of Business
Navigator Holdings Ltd. (the “Company”), the ultimate parent company of the Navigator Group of companies, is registered in the Republic of the Marshall Islands. The Company has a core business of owning and operating a fleet of liquefied gas carriers. As of December 31, 2021, the Company owned and operated 55 gas carriers (the “Vessels”) each having a cargo capacity of between 3,770 cbm and 38,000 cbm, of which 31 were ethylene and ethane capable vessels. The Company owns a 50% share, through a joint venture, of an ethylene Marine Export Terminal at Morgan’s Point in Texas, capable of exporting in excess of one million tons of ethylene per year. Unless the context otherwise requires, all references in the consolidated financial statements to “our”,” we” and “us” refer to the Company.
In August 2021, the company acquired the fleet and businesses of two entities, Othello Shipping Company S.A. (Othello Shipping”) and Ultragas ApS (“Ultragas”) from Naviera Ultranav Limitada (“Ultranav” and such acquisition, the “
Ultragas
Transaction”).
The Company owns 100% of Othello Shipping and Ultragas which together own and operate 17 liquefied petroleum gas (“LPG”) carriers ranging in size from 3,770 to 22,000 cbm as of December 31, 2021, all of which are semi-refrigerated vessels and eight of them are capable of carrying ethylene.